General (Details Narrative) - Ordinary shares [member]	Jun. 09, 2023 USD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Ordinary shares issued | shares	32,268,663
Ordinary shares par value | $ / shares	$ 0.0001
Aggregate issue price | $	$ 3,227